OIL AND GAS PROPERTIES (Tables)	12 Months Ended
Mar. 31, 2023
Extractive Industries [Abstract]
SCHEDULE OF OIL AND GAS ACTIVITIES

The following table summarizes the Company’s oil and gas activities by classification for the periods ended March 31, 2023 and 2022.

	March 31, 2023	March 31, 2022

Proved leasehold costs	$6,496,427	$5,520,542
Accumulated, depletion and impairment	(5,211,250)	(3,225,527)
Oil and gas properties, net	$1,285,177	$2,295,015

SCHEDULE OF UNEVALUATED WELLS IN PROGRESS

The following table summarizes the Company’s unevaluated wells in progress for the periods ended March 31, 2023 and 2022.

	March 31, 2023	March 31, 2022

Balance – beginning of year	$4,936,352	$5,868,137
Exploration costs	3,244,653	-
Development costs	-	114,424
Acquisition costs	106,843	303,500
Assignments/Reclassifications	(28,265)	(417,924)
Less: Impaired to the full cost pool	(5,014,930)	(931,785)
Balance – end of year	$3,244,653	$4,936,352